Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)
Other assets		$ (108,000)	$ (133,000)
Cash and cash equivalent, FDIC insured amount		250,000
Impairment of goodwill	$ 0	0	0	$ 0
Advertising expenses		$ 1,100,000	$ 800,000	$ 300,000
Tradenames | Minimum
Acquired finite lived intangible assets, useful life		2 years
Tradenames | Maximum
Acquired finite lived intangible assets, useful life		7 years
Customer Relationships
Acquired finite lived intangible assets, useful life		5 years
Technology | Minimum
Acquired finite lived intangible assets, useful life		2 years
Technology | Maximum
Acquired finite lived intangible assets, useful life		3 years
Computer and System Software
Property and equipment, useful life in years		3 years
Office Computers
Property and equipment, useful life in years		3 years
Systems Hardware
Property and equipment, useful life in years		5 years
Furniture and Equipment
Property and equipment, useful life in years		5 years
Capitalized software development costs [Member]
Property and equipment, useful life in years		3 years	3 years
IPO
Deferred offering costs					$ 3,600,000
Customer Concentration Risk | Revenue
Number of customers above 10% threshold | Customer		0	0
Customer Concentration Risk | Accounts Receivable
Number of customers above 10% threshold | Customer		0	0
Crisis Commander
Change in fair value of contingent consideration liability		$ 0
Crisis Commander | Other Long Term Liabilities
Recognition of obligation		$ 400,000
Accounting Standards Update 2015-03
Other assets			$ 100,000
Long-term debt			$ 100,000